Zeo Strategic Income Fund
Zeo Strategic Income Fund
Investment Objective:
The Fund seeks income and moderate capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Zeo Strategic Income Fund Zeo Strategic Income Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Zeo Strategic Income Fund Zeo Strategic Income Fund Class I
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.87%
Acquired Fund Fees and Expenses	[1]	0.04%
Total Annual Fund Operating Expenses		1.91%
Fee Waiver and/or Reimbursement	[2]	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.54%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until August 31, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.50% for Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Zeo Strategic Income Fund Zeo Strategic Income Fund Class I	157	564	997	2,203

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in fixed income securities and by managing interest rate, default and currency risks.  The Fund defines fixed income securities to include: bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities.  Convertible bonds provide interest income as well as capital appreciation if the value of equity conversion feature increases.  Floating-rate securities provide interest income that can increase or decrease with interest rates.  The Fund invests in individual fixed income securities without restriction as to issuer credit quality, capitalization, country (including emerging markets), security maturity or currency.  The Fund may invest a majority of its assets in lower-quality fixed income securities — commonly known as "high yield" or "junk" bonds.  Junk bonds are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P").  The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization.  High yield bonds have a higher expected rate of default than higher quality bonds.

The adviser seeks to preserve the Fund's principal by managing interest rate, default and currency risks.  The adviser manages interest rate risk by maintaining, under normal market conditions, an average portfolio duration of 4 years or less by investing in short-term, medium-term and floating rate securities and by hedging with interest rate swap contracts, interest rate futures and options on interest rate futures.  Duration is a measure of sensitivity of a security's price to changes in interest rates.  For example, a security with a duration of 2 would be expected to decrease in price 2% for every 1% rise in interest rates.  The Fund does not invest more than 25% of its assets in contracts with any one derivative counterparty.  The adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the adviser's credit analysis of each issuer.  However, the adviser also selects securities that are in default, subject to bankruptcy or reorganization where the adviser believes the risks to be consistent with capital preservation, based on the adviser's analysis of an issuer's liquidation value or post-bankruptcy or post-reorganization value.  The adviser manages foreign currency risk by restricting foreign currency denominated securities to less than 50% of Fund assets.  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.  However, the adviser manages the impact of the risk of each investment by a considered analysis of appropriate sizing and portfolio diversification.

The adviser buys fixed income securities that it believes have the highest expected return among issuers of similar credit quality.  The adviser sells a security when its expected return declines, or issuer credit quality deteriorates and to adjust portfolio-level duration.  The adviser buys and sells interest rate-related derivatives to manage the Fund's interest rate risk profile as measured by portfolio-level duration.  For example, the adviser may take a long position in interest rate futures contracts when it believes interest rates will decline, or conversely, a short position in interest rate futures contracts when it believes interest rates will rise.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

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Credit Risk:  Issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by S&P or another credit rating agency.

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Convertible Bond Risk:  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risk.

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Derivatives Risk:  The Fund's use of swap contracts, interest rate futures and options on interest rate futures involves risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

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Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

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Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

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Foreign Currency Risk:  Market risk results from adverse changes in exchange rates in foreign currency denominated securities.  Country risk arises because a government may interfere with transactions in its currency.

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Foreign Investment Risk:  Investing is securities of foreign issuers involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency exchange rates, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

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High Yield Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.  Defaulted securities or those subject reorganization proceeding may become worthless and are illiquid.

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Limited History of Operations:  The Fund has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

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Management Risk: The adviser's reliance on its income and risk management strategy approach and its judgments about the potential value of a particular security in which the Fund invests may prove to be incorrect.

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Market Risk:  Overall fixed income market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

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Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

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Portfolio Turnover Risk : Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

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Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-855-936-3863.